Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

Business Acquisition, Pro Forma Information [Table Text Block]
Acquisition of Huajie
Year ended December 31, 2011
RMB
(unaudited)
Pro forma net revenues	1,522,665
Pro forma loss from operations	(749,337)
Pro forma net loss	(299,904)
Pro forma net loss per share	(0.30)
Acquisition of Zhongxin
Year ended December 31, 2011
RMB
(unaudited)
Pro forma net revenues	1,524,763
Pro forma loss from operations	(749,143)
Pro forma net loss	(299,579)
Pro forma net loss per share	(0.30)